General Company Information	12 Months Ended
Dec. 31, 2024
General Company Information [Abstract]
General Company Information

Note 1. General Company Information

Sofgen Pharma, S.A., (formerly known as Procaps Group S.A.) (the “Company”), a public limited liability company (société anonyme) governed by the laws of the Grand Duchy of Luxembourg and its subsidiaries (collectively, the “Group”) primarily engages in developing, producing and marketing pharmaceutical solutions. Further information about the Group’s business activities, reportable segments and related party relationships is included in Note 7. Revenue, Note 8. Segment reporting and Note 31. Related party transactions, respectively.

The Group’s principal subsidiaries as of December 31,2024 and December 31, 2023 are set out below. Unless otherwise stated, they have share capital consisting solely of Ordinary Shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.

	Place of business/ country of	Ownership interest held by the Group
Name of entity	incorporation	2024	2023	Principal activities
Procaps S.A.	Colombia	100%	100%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A.	Colombia	100%	100%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
Procaps S.A. de C.V	El Salvador	100%	100%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
Softcaps - Colbras	Brazil	100%	100%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
Diabetrics Healthcare S.A.S.	Colombia	100%	100%	Diabetes solutions and chronic disease management tool.

There are no significant restrictions on the ability of the Group to access or use assets and settle liabilities.

The Consolidated Financial Statements of the Group for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 comprise the Group and its interest in joint ventures, investments and operations. The Group prepares and publishes its Consolidated Financial Statements in United States Dollars (“USD”), and the numbers are rounded to the thousands of USD unless otherwise stated. Foreign operations are included in accordance with the policies set out in Note 2.2. Functional and reporting currency.

The Consolidated Financial Statements were authorized for issue by the Group’s Audit Committee on March 13, 2026.

Emerging Growth Company Status

Sofgen Pharma, S.A.. is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Group will remain an emerging growth company until the earliest of:

●	The last day of the first fiscal year (a) following the fifth anniversary of a public equity offering, (b) in which its annual gross revenue totals at least $1,235 billion or (c) when the Group is deemed to be a large accelerated filer, which means the market value of the Group’s Ordinary Shares held by non-affiliates exceeds $700 million as of the prior June 30th; and

●	The date on which the Group has issued more than $1,000 billion in non-convertible debt securities during the prior three-year period.

Ongoing Military Operation in Ukraine and Related Sanctions

The ongoing military conflict in Ukraine and the international sanctions imposed on the Russian Federation continue to disrupt international commerce and the global economy. In 2023, a subsidiary of the Group located in Colombia entered into an ordinary, arm’s-length commercial agreement with a Russian entity and commenced the sale and shipment of products to Russia. These transactions are permissible under the current United States sanctions against Russia, as established by the Office of Foreign Assets Control (“OFAC”).

During 2024, the Group continued to engage in such transactions, which represented less than 1% of the Group’s consolidated net sales for the year ended December 31, 2024. The Group does not hold investments or assets in Russia and, prior to initiating these transactions, performed a compliance due diligence review. As of December 31, 2024, management reassessed the risks associated with these operations and concluded that no financial or other risks were identified.

The Group does not have any additional direct exposure to Ukraine, Russia or Belarus, as it does not maintain operations or sales in those jurisdictions. Management will, however, continue to closely monitor the development and implementation of new U.S. restrictions or prohibitions relating to transactions with Russia.